Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding at the beginning	48,026,000	39,560,000	39,560,000
Number of shares granted	19,401,000	26,614,000
Number of shares exercised	(3,855,000)	(1,316,000)
Number of shares forfeited	(660,000)	(683,000)
Outstanding at the end	62,912,000	64,175,000	48,026,000	39,560,000
Weighted average exercise price
Outstanding (in dollars per share)	$ 2.86	$ 2.38	$ 2.38
Weighted average exercise price granted	0.61	4.70
Weighted average exercise price exercised	1.61	0.96
Weighted average exercise price forfeited	2.53	3.32
Outstanding at the end (in dollars per share)	$ 2.26	$ 2.82	$ 2.86	$ 2.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term	7 years 9 months 15 days	8 years 1 month 10 days	7 years 7 months 21 days	8 years 1 month 24 days
Aggregate intrinsic value of stock options exercised	$ 1,968,051	$ 90,252	$ 203,431	$ 69,765
Stock options
Number of shares
Outstanding at the beginning	135,822	111,877	111,877	61,562	44,530
Number of shares granted			28,169	53,942	19,296
Number of shares exercised			(2,949)	(2,297)	(1,306)
Number of shares forfeited			(1,275)	(1,330)	(958)
Outstanding at the end			135,822	111,877	61,562	44,530
Weighted average exercise price
Outstanding (in dollars per share)	$ 1.01	$ 0.84	$ 0.84	$ 0.51	$ 0.22
Weighted average exercise price granted			1.65	1.18	1.17
Weighted average exercise price exercised			0.41	0.25	0.15
Weighted average exercise price forfeited			1.19	0.88	0.61
Outstanding at the end (in dollars per share)			$ 1.01	$ 0.84	$ 0.51	$ 0.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			7 years 7 months 21 days	8 years 1 month 24 days	8 years	8 years 2 months 27 days
Aggregate intrinsic value of stock options exercised			$ 203,431	$ 69,765	$ 32,401	$ 30,680
Stock options | Adjusted for assumed forfeitures
Number of shares
Outstanding at the beginning	75,170
Outstanding at the end			75,170
Weighted average exercise price
Outstanding (in dollars per share)	$ 0.84
Outstanding at the end (in dollars per share)			$ 0.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			7 years 4 days
Aggregate intrinsic value of stock options exercised			$ 125,849
Service Based Stock Option
Number of shares
Outstanding at the beginning	78,772	66,527	66,527	56,431	44,530
Number of shares granted			16,278	13,564	14,165
Number of shares exercised			(2,837)	(2,297)	(1,306)
Number of shares forfeited			(1,196)	(1,171)	(958)
Outstanding at the end			78,772	66,527	56,431	44,530
PSP
Number of shares
Outstanding at the beginning	11,233	5,161	5,161
Number of shares granted			6,263	5,320
Number of shares exercised			(112)
Number of shares forfeited			(79)	(159)
Outstanding at the end			11,233	5,161
PSP | Adjusted for assumed forfeitures
Number of shares
Outstanding at the beginning	10,719
Outstanding at the end			10,719
Weighted average exercise price
Outstanding (in dollars per share)	$ 1.44
Outstanding at the end (in dollars per share)			$ 1.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			8 years 11 months 1 day
Aggregate intrinsic value of stock options exercised			$ 11,484
LTIP
Number of shares
Outstanding at the beginning	45,817	40,189	40,189	5,131
Number of shares granted			5,628	35,058	5,131
Outstanding at the end			45,817	40,189	5,131
LTIP | Adjusted for assumed forfeitures
Number of shares
Outstanding at the beginning	8,568
Outstanding at the end			8,568
Weighted average exercise price
Outstanding (in dollars per share)	$ 1.21
Outstanding at the end (in dollars per share)			$ 1.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			8 years 5 months 1 day
Aggregate intrinsic value of stock options exercised			$ 11,129